Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	5 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Predecessor
Income Tax Contingency [Line Items]
Foreign Tax loss carry forwards		$ 23.0
Foreign Tax loss carry forwards year of expiration		2018
Income tax interest and penalties expense		$ 0.1
Income Tax expense accrued interest and penalties		$ 1.2
Minimum
Income Tax Contingency [Line Items]
Open tax year	2008
Minimum | Predecessor
Income Tax Contingency [Line Items]
Open tax year		2008